INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of investment securities [abstract]
Balances of investment securities

	Note	December 31, 2023		December 31, 2022

Investments in debt securities mandatorily at FVTPL	9.1	Ps.	1,889	Ps.	1,378
Investments in debt securities at FVOCI	9.2		23,326,776		22,461,805
Investments in debt securities at amortized cost	9.3		9,996,561		9,771,492
Investments in equity securities at FVOCI	9.4		1,117,349		1,476,732
		Ps.	34,442,575	Ps.	33,711,407

Loss impairment
Investments in debt securities at amortized cost	4.1.5	Ps.	(16,882)	Ps.	(36,930)
		Ps.	(16,882)	Ps.	(36,930)
Total investment securities net		Ps.	34,425,693	Ps.	33,674,477

Investments in debt securities at fair value through profit or loss

The following table includes investments on asset-backed securities mandatorily at FVTPL because the contractual cash flows of these securities are not SPPI on the principal outstanding.

	December 31, 2023		December 31, 2022

Others		1,889		1,378
Total investments in debt securities mandatorily at FVTPL	Ps.	1,889	Ps.	1,378

Investments in debt securities at fair value through OCI

The following table includes investments in debt securities at FVOCI as of December 31, 2023 and 2022:

December 31, 2023

Debt securities	Cost		Unrealized Gain		Unrealized Losses			Fair Value	ECL
Securities issued or secured by Colombian Government	Ps.	17,626,642	Ps.	146,608	Ps.	(982,457)	Ps.	16,790,793	Ps.	7,204
Securities issued or secured by other Colombian Government entities		898,373		6,213		(40,798)		863,788		1,183
Securities issued or secured by foreign Governments		2,717,651		6,385		(216,998)		2,507,038		611
Securities issued or secured by central banks		194,480		—		(48,991)		145,489		56
Securities issued or secured by other financial entities		2,159,892		19,370		(36,615)		2,142,647		2,398
Securities issued or secured by non-financial sector entities		215,877		156		(1,462)		214,571		822
Others		704,393		253		(42,196)		662,450		698
Total debt securities at FVOCI	Ps.	24,517,308	Ps.	178,985	Ps.	(1,369,517)	Ps.	23,326,776	Ps.	12,972

December 31, 2022

Debt securities		Cost		Unrealized Gain		Unrealized Losses		Fair Value	ECL
Securities issued or secured by Colombian Government	Ps.	17,891,099	Ps.	15,293	Ps.	(2,353,520)	Ps.	15,552,872	Ps.	6,845
Securities issued or secured by other Colombian Government entities		885,106		28		(95,886)		789,248		1,059
Securities issued or secured by foreign Governments		3,734,594		17,215		(355,354)		3,396,455		1,210
Securities issued or secured by central banks		242,047		—		(47,949)		194,098		27
Securities issued or secured by other financial entities		1,718,512		304		(95,912)		1,622,904		2,316
Securities issued or secured by non-financial sector entities		57,252		—		(3,445)		53,807		257
Others		919,107		16,817		(83,503)		852,421		972
Total debt securities at FVOCI	Ps.	25,447,717	Ps.	49,657	Ps.	(3,035,569)	Ps.	22,461,805	Ps.	12,686

Schedule of Tabular disclosure of amounts reclassified to profit or loss form OCI gross of taxes, related to investment debt securities FVOCI

	December 31, 2023		December 31, 2022
Redemptions or sales		(104,012)		(135,465)
ECL allowance		1,236		3,678
Total reclassified to profit or loss	Ps.	(102,775)	Ps.	(131,787)

Investments in debt securities at amortized cost

Debt securities	December 31, 2023		December 31, 2022
Securities issued or secured by Colombian Government	Ps.	2,567,463	Ps.	2,299,618
Securities issued or secured by other Colombian Government entities		5,112,355		4,509,839
Securities issued or secured by foreign Governments		26,515		33,453
Securities issued or secured by other financial entities		2,082,993		2,618,656
Securities issued or secured by non-financial sector entities		143,410		237,537
Others		63,825		72,389
Total debt securities at amortized cost	Ps.	9,996,561	Ps.	9,771,492

Summary of investments in debt securities at amortized cost by maturity dates

	December 31, 2023		December 31, 2022

Up to 1 month	Ps.	927,454	Ps.	768,921
More than 1 month and no more than 3 months		26,515		80,379
More than 3 months and no more than 1 year		6,765,886		6,032,434
More than 1 year and no more than 5 years		151,217		187,795
More than 5 years and no more than 10 years		2,098,299		2,668,331
More than 10 years		27,190		33,632
Total	Ps.	9,996,561	Ps.	9,771,492

Investment in debt at amortized cost securities pledged as collateral

	December 31,		December 31,
	2023		2022
Pledged as collateral in money market operations
Securities issued or secured by other Colombian Government entities	Ps.	1,667,922	Ps.	118,536
Securities issued or secured by Colombian Government		489,631		—
Securities issued or secured by other financial entities		—		25,449
Securities issued or secured by non-financial sector entities		118,364		236,212
	Ps.	2,275,917	Ps.	380,197
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	539,339	Ps.	—
Securities issued or secured by other Colombian Government entities		393,634		999,561
	Ps.	932,973	Ps.	999,561
	Ps.	3,208,890	Ps.	1,379,758

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

Investments in equity securities at fair value through OCI

December 31, 2023
	Cost		Unrealized Gain		Unrealized Losses		Fair Value
In Colombian Pesos
Corporate stock	Ps.	585,352	Ps.	121,017	Ps.	(33,137)	Ps.	673,232
In foreign currency
Corporate stock		9,227		440,562		(5,672)		444,117
Total equity securities	Ps.	594,579	Ps.	561,579	Ps.	(38,809)	Ps.	1,117,349

December 31, 2022						ok
	Cost		Unrealized Gain		Unrealized Losses		Fair Value

In Colombian Pesos
Corporate Stock	Ps.	1,109,648	Ps.	385,712	Ps.	(20,159)	Ps.	1,475,201
In foreign currency
Corporate Stock		697		859		(25)		1,531
Total equity securities	Ps.	1,110,345	Ps.	386,571	Ps.	(20,184)	Ps.	1,476,732

Disclosure of equity securities at fair value through OCI

Entity (*)	December 31, 2023		December 31, 2022
Empresa de Energía de Bogotá S.A. E.S.P.	Ps.	903,068	Ps.	799,928
BAC Holding International Corp(1)		—		519,964
Mineros S.A.		43,765		44,123
Port operating companies		58,355		36,010
Bolsa de Valores de Colombia S.A.(2)		—		26,920
Holding Bursátil Regional S.A.(2)		45,085		—
Others		67,076		49,787
Total	Ps.	1,117,349	Ps.	1,476,732

(*)    These investments in equity securities have been designated as FVOCI considering that they represent strategic investments for Grupo Aval and therefore, they are not expected to be sold in a foreseeable future.

(1)     On March 17, 2023 Banco de Bogotá sold 4.11% of the shares of BAC Holding International Corp’s outstanding ordinary shares.

(2)     In the frame of the regional integration of the stock exchanges of Chile, Colombia and Peru, on November 14th 2023, a share exchange agreement was signed.